General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Office, banking, travel, and overheads	$ 1,929,385	$ 1,158,975	$ 269,496
Professional services	456,532	767,050	794,154
Salaries and benefits	3,466,319	2,057,225	1,132,771
Total	$ 5,852,236	$ 3,983,250	$ 2,196,421